UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-09025

New Covenant Funds

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2016

Date of reporting period: March 31, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 96.4%

Bermuda — 0.0%
Aspen Insurance Holdings	3,910	$186

Canada — 1.8%
Canadian Natural Resources	107,303	2,897
Canadian Pacific Railway	11,614	1,541
Magna International	61,718	2,652

		7,090

China — 0.6%
Tencent Holdings ADR	118,852	2,429

Hong Kong — 0.6%
China Mobile ADR	43,549	2,415

Ireland — 2.4%
Accenture, Cl A	4,076	470
Endo International*	5,107	144
Ingersoll-Rand	3,390	210
Jazz Pharmaceuticals*	5,140	671
Mallinckrodt*	10,373	636
Medtronic	26,642	1,998
Perrigo	21,989	2,813
Shire ADR	14,584	2,507

		9,449

Israel — 0.7%
Teva Pharmaceutical Industries ADR	48,946	2,619

Japan — 1.1%
Nomura Holdings ADR	334,768	1,486
Toyota Motor ADR	26,549	2,823

		4,309

Netherlands — 1.6%
AerCap Holdings*	68,012	2,636
Chicago Bridge & Iron	31,617	1,157
NXP Semiconductors*	28,553	2,315

		6,108

Puerto Rico — 0.2%
Popular	23,691	678

United Kingdom — 1.9%
BP ADR	145,444	4,389
Liberty Global, Cl A*	76,430	2,943

		7,332

United States — 85.5%
Consumer Discretionary — 13.3%
Amazon.com*	11,832	7,024
AMC Networks, Cl A*	2,673	174
Charter Communications, Cl A*	1,014	205
Chipotle Mexican Grill, Cl A*	6,388	3,009
Comcast, Cl A	32,437	1,981
Dillard’s, Cl A	10,959	931
Dollar General	36,484	3,123

Description	Shares	Market Value ($ Thousands)
Domino’s Pizza	8,727	$1,151
Ford Motor	17,445	236
General Motors	103,332	3,248
Goodyear Tire & Rubber	48,221	1,590
Hasbro	3,540	284
Home Depot	29,525	3,940
John Wiley & Sons, Cl A	4,244	207
Johnson Controls	4,913	191
Kohl’s	32,374	1,509
L Brands	1,988	175
Lions Gate Entertainment	9,131	200
Lowe’s	19,277	1,460
Macy’s	44,230	1,950
McGraw Hill Financial	3,049	302
Michael Kors Holdings*	65,043	3,705
Netflix*	27,355	2,796
NIKE, Cl B	67,553	4,152
Omnicom Group	36,531	3,040
Ralph Lauren, Cl A	4,092	394
ServiceMaster Global Holdings*	4,767	180
Skechers U.S.A., Cl A*	5,596	170
Starbucks	22,255	1,329
Target	5,064	417
Thomson Reuters	12,073	489
TripAdvisor*	22,730	1,512
Tupperware Brands	11,090	643
Walt Disney	1,816	180

		51,897

Consumer Staples — 6.8%
Avon Products	43,226	208
Blue Buffalo Pet Products*	10,188	261
Campbell Soup	10,565	674
Clorox	7,874	993
Coca-Cola	15,868	736
Coca-Cola Enterprises	20,901	1,061
Colgate-Palmolive	10,423	736
Costco Wholesale	20,790	3,276
CVS Caremark	35,802	3,714
Dr. Pepper Snapple Group	1,849	165
General Mills	15,944	1,010
Hershey	4,367	402
Hormel Foods	4,097	177
JM Smucker	15,757	2,046
Kellogg	10,042	769
Kimberly-Clark	8,984	1,208
Kraft Heinz	34,585	2,717
Kroger	4,435	170
Mead Johnson Nutrition, Cl A	7,509	638
Mondelez International, Cl A	11,436	459
PepsiCo	14,128	1,448
Procter & Gamble	39,359	3,240

New Covenant / Quarterly Report / March 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Sysco	7,853	$367
WhiteWave Foods, Cl A*	4,629	188

		26,663

Energy — 6.3%
Apache	32,132	1,568
Baker Hughes	4,262	187
Cabot Oil & Gas	55,134	1,252
California Resources	5,652	6
Chevron	14,572	1,390
Cimarex Energy	30,783	2,994
Concho Resources*	6,048	611
Devon Energy	84,067	2,307
Diamondback Energy	4,143	320
EOG Resources	27,039	1,962
Exxon Mobil	3,983	333
Frank’s International	12,557	207
Golar LNG	13,379	240
Halliburton	55,340	1,977
Helmerich & Payne	14,852	872
Hess	4,700	247
Newfield Exploration*	7,035	234
Occidental Petroleum	60,371	4,131
Rice Energy*	17,111	239
Royal Dutch Shell ADR, Cl A	62,587	3,032
Schlumberger	6,594	486
Targa Resources	6,704	200

		24,795

Financials — 14.5%
Aflac	28,768	1,816
American Homes 4 Rent, Cl A‡	16,542	263
American International Group	32,021	1,731
American Tower, Cl A‡	27,576	2,823
AmTrust Financial Services	8,549	221
Arthur J Gallagher	5,408	241
Assured Guaranty	8,612	218
AvalonBay Communities‡	2,286	435
Bank of America	396,320	5,358
Berkshire Hathaway, Cl B*	34,551	4,902
Blackstone Group(A)	84,239	2,363
Chimera Investment‡	27,516	374
Citigroup	156,046	6,515
Credit Acceptance*	1,301	236
Crown Castle International‡	26,938	2,330
Cullen	6,184	341
Forest City Realty Trust, Cl A‡	10,256	216
Goldman Sachs Group	5,305	833
Hatteras Financial‡	18,697	267
JPMorgan Chase	90,057	5,333
KKR(A)	197,418	2,900
Marsh & McLennan	43,506	2,645
MetLife	53,437	2,348

Description	Shares	Market Value ($ Thousands)
Mid-America Apartment Communities‡	1,949	$199
Moody’s	8,386	810
Morgan Stanley	30,246	756
Morningstar	2,226	196
Northern Trust	18,122	1,181
PNC Financial Services Group	8,677	734
ProLogis‡	13,618	602
Prudential Financial	3,399	245
Santander Consumer USA Holdings*	115,460	1,211
Signature Bank NY*	1,303	177
Starwood Property Trust‡	17,873	338
State Street	45,310	2,652
Synchrony Financial*	32,454	930
US Bancorp	5,572	226
Validus Holdings	7,182	339
Wells Fargo	17,038	824
Weyerhaeuser‡	15,108	468

		56,597

Health Care — 12.4%
Abbott Laboratories	44,444	1,859
AbbVie	29,915	1,709
Acadia Healthcare*	3,163	174
Alexion Pharmaceuticals*	8,455	1,177
Allergan*	12,463	3,340
AmerisourceBergen, Cl A	19,906	1,723
Amgen	20,552	3,081
athenahealth*	1,440	200
Baxter International	61,982	2,546
Becton Dickinson and	16,407	2,491
Biogen Idec*	7,652	1,992
Bristol-Myers Squibb	36,636	2,340
Celgene*	26,223	2,625
Cigna	1,305	179
Eli Lilly	2,709	195
Gilead Sciences	29,047	2,668
HCA Holdings*	16,814	1,312
Horizon Pharma*	61,982	1,027
Illumina*	11,030	1,788
Intrexon*	5,730	194
Intuitive Surgical*	320	192
Johnson & Johnson	31,752	3,436
Merck	16,067	850
Mylan*	20,207	937
Pfizer	36,793	1,091
United Therapeutics*	3,642	406
UnitedHealth Group	52,952	6,826
Valeant Pharmaceuticals International*	27,364	720
Vertex Pharmaceuticals*	20,385	1,620

		48,698

Industrials — 7.9%
3M	23,451	3,908

2	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Continued)

March 31, 2016

Description	Shares	Market Value ($ Thousands)
Acuity Brands	2,979	$650
AECOM Technology*	18,799	579
Allegion	2,910	185
American Airlines Group	68,295	2,801
BE Aerospace	13,074	603
Caterpillar	5,994	459
Deere	3,383	260
Delta Air Lines	90,289	4,395
Eaton	22,899	1,433
General Electric	15,041	478
HD Supply Holdings*	5,775	191
Illinois Tool Works	33,331	3,414
JetBlue Airways*	8,001	169
Kansas City Southern	12,614	1,078
Macquarie Infrastructure	5,743	387
ManpowerGroup	4,521	368
Norfolk Southern	14,034	1,168
Orbital ATK	8,706	757
Owens Corning	4,196	198
Stanley Black & Decker	1,841	194
Terex	44,329	1,103
TransDigm Group*	5,217	1,150
Union Pacific	3,237	258
United Parcel Service, Cl B	6,206	655
United Technologies	3,000	300
WW Grainger	15,465	3,610
Xylem	5,835	239

		30,990

Information Technology — 18.90%
Activision Blizzard	48,729	1,649
Adobe Systems*	28,765	2,698
Alliance Data Systems*	3,801	836
Alphabet, Cl C*	1,677	1,249
Alphabet, Cl A*	14,644	11,172
Analog Devices	4,506	267
Apple	57,036	6,216
Applied Materials	180,601	3,825
Automatic Data Processing	18,668	1,675
CA	7,164	221
Cisco Systems	81,984	2,334
Cognizant Technology Solutions, Cl A*	23,274	1,459
eBay*	7,634	182
EMC	30,157	804
Facebook, Cl A*	74,939	8,551
FleetCor Technologies*	9,375	1,395
Ingram Micro, Cl A	6,261	225
Intel	32,339	1,046
International Business Machines	4,066	616
Juniper Networks	7,785	199
Lam Research	16,373	1,352
Lexmark International, Cl A	10,249	343

Description	Shares	Market Value ($ Thousands)
Mastercard, Cl A	27,265	$2,577
Microchip Technology	49,356	2,379
Micron Technology*	202,491	2,120
Microsoft	135,617	7,490
Motorola Solutions	3,143	238
NVIDIA	6,608	235
Oracle	11,032	451
Salesforce.com*	34,716	2,563
SanDisk	2,519	192
Symantec	9,553	176
Texas Instruments	9,154	526
Visa, Cl A	89,565	6,850

		74,111

Materials — 3.7%
Air Products & Chemicals	13,366	1,925
Axalta Coating Systems*	7,272	212
Ball	9,099	649
Dow Chemical	24,463	1,244
Eastman Chemical	24,324	1,757
Ecolab	10,832	1,208
Louisiana-Pacific*	65,033	1,113
Praxair	10,246	1,173
Reliance Steel & Aluminum	20,206	1,398
Sherwin-Williams	11,954	3,403
Sonoco Products	5,855	284

		14,366

Telecommunication Services — 1.0%
AT&T	5,187	203
CenturyLink	6,935	222
Level 3 Communications*	35,605	1,882
SBA Communications, Cl A*	5,603	561
Verizon Communications	20,491	1,108

		3,976

Utilities — 0.7%
AES	18,542	219
American Water Works	4,950	341
CMS Energy	16,481	699
Consolidated Edison	3,501	268
Eversource Energy	4,495	262
Exelon	11,619	417
Sempra Energy	2,882	300
Xcel Energy	4,714	197

		2,703

		334,796

Total Common Stock (Cost $339,928) ($ Thousands)		377,411

New Covenant / Quarterly Report / March 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Growth Fund (Concluded)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATION — 0.2%
United States Treasury Bill
0.415%, 08/18/16(B)	$610	$609

Total U.S. Treasury Obligation (Cost $609) ($ Thousands)		609

	Shares

CASH EQUIVALENT — 1.8%
SEI Daily Income Trust, Prime Obligation Fund, Cl A 0.300% **†	7,174,531	7,175

Total Cash Equivalent (Cost $7,175) ($ Thousands)		7,175

Total Investments — 98.4% (Cost $347,712) ($ Thousands)@		$385,195

Percentages are based on a Net Assets of $391,411 ($ Thousands).

*	Non-income producing security.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of March 31, 2016.
@	At March 31, 2016, the tax basis cost of the Fund’s investments was $347,712 ($ Thousands), and the unrealized appreciation and depreciation were $50,890 ($ Thousands) and ($13,407) ($ Thousands), respectively.
(A)	Security is a Master Limited Partnership. At March 31, 2016, such securities amounted to $5,263 ($ Thousands), or 1.34% of Net Assets.
(B)	The rate reported is the effective yield at time of purchase.

ADR — American Depositary Receipt

Cl — Class

L.P. — Limited Partnership

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$377,411	$—	$—	$377,411
U.S. Treasury Obligation	—	609	—	609
Cash Equivalent	7,175	—	—	7,175

Total Investments in Securities	$384,586	$609	$—	$385,195

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

4	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.4%

Agency Mortgage-Backed Obligation — 24.0%
FHLMC
6.500%, 09/01/39	$84	$96
5.500%, 12/01/35 to 12/01/38	2,404	2,760
5.000%, 12/01/20 to 02/01/40	782	848
4.000%, 04/01/43 to 08/01/43	598	647
3.978%, 07/01/40(A)	202	212
3.500%, 11/01/42 to 03/01/45	3,571	3,751
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/35	667	767
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/24	270	297
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/39	425	46
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/27	342	34
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/27	795	75
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/31	1,019	102
FHLMC CMO, Ser 2012-4097, Cl ST, IO
5.614%, 08/15/42(A)	69	11
FHLMC CMO, Ser 2012-4136, Cl SQ, IO
5.723%, 11/15/42(A)	72	15
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.814%, 09/15/42(A)	349	67
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/39	776	818
FHLMC CMO, Ser 2013-4231, Cl FB
0.886%, 07/15/38(A)	438	441
FHLMC Multifamily Structured Pass- Through Certificates, Ser K715, Cl X1, IO
1.156%, 01/25/21(A)	3,162	144
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
2.936%, 08/25/24(A)	250	252
FHLMC TBA
3.500%, 05/01/41	700	731
FHLMC TBA
2.500%, 04/15/27	1,000	1,027
FHLMC, Ser 2011-3947, Cl SG, IO
5.514%, 10/15/41(A)	590	98
FHLMC, Ser 2012-4073, Cl MF
0.886%, 08/15/39(A)	272	273
FHLMC, Ser 2012-4099, Cl ST, IO
5.564%, 08/15/42(A)	213	43
FHLMC, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/43	568	73
FHLMC, Ser 2014-326, Cl F2
0.986%, 03/15/44(A)	511	511
FHLMC, Ser 2014-4310, Cl SA, IO
5.514%, 02/15/44(A)	87	17

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FHLMC, Ser 2014-4335, Cl SW, IO
5.564%, 05/15/44(A)	$176	$35
FHLMC, Ser 2014-4415, Cl IO, IO
1.724%, 04/15/41(A)	160	12
FNMA
7.000%, 11/01/37 to 11/01/38	63	73
6.500%, 08/01/17 to 05/01/40	569	647
6.000%, 07/01/37 to 11/01/38	332	379
5.895%, 10/01/17	396	420
5.500%, 02/01/35	280	317
5.000%, 01/01/21 to 06/01/40	2,341	2,589
4.500%, 01/01/41 to 01/01/45	2,392	2,639
4.377%, 11/01/19	496	546
4.000%, 06/01/25 to 01/01/45	12,094	12,983
3.500%, 12/01/32 to 01/01/46	8,548	9,001
2.820%, 01/01/22	744	780
2.590%, 01/01/22	631	655
2.526%, 03/01/36(A)	55	57
2.517%, 01/01/36(A)	96	102
2.500%, 10/01/42	861	858
1.847%, 05/01/43(A)	1,596	1,627
0.920%, 11/01/23(A)	571	571
0.780%, 01/01/23(A)	467	467
FNMA CMO, Ser 1992-1, Cl F
1.233%, 01/25/22(A)	81	81
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/42	731	839
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/34	451	471
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/34	406	440
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/26	500	531
FNMA CMO, Ser 2012-108, Cl F
0.933%, 10/25/42(A)	370	373
FNMA CMO, Ser 2012-128, Cl SL, IO
5.717%, 11/25/42(A)	152	32
FNMA CMO, Ser 2012-128, Cl SQ, IO
5.717%, 11/25/42(A)	76	18
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/27	1,245	133
FNMA CMO, Ser 2012-93, Cl SG, IO
5.667%, 09/25/42(A)	267	51
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/27	959	95
FNMA Connecticut Avenue Securities, Ser 2014-C03, Cl 1M1
1.633%, 07/25/24(A)	160	160
FNMA TBA
5.000%, 05/01/38	1,500	1,658
4.000%, 04/01/39	2,700	2,885
3.500%, 04/01/41 to 05/01/41	1,400	1,478

New Covenant / Quarterly Report / March 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.000%, 04/25/26	$200	$209
2.500%, 04/25/27	200	205
FNMA, Ser 2005-29, Cl ZA
5.500%, 04/25/35	249	278
FNMA, Ser 2014-47, Cl AI, IO
1.758%, 08/25/44(A)	751	53
FNMA, Ser M3, Cl X2, IO
0.385%, 10/25/24(A)	4,919	135
FNMA, Ser M5, Cl SA, IO
1.536%, 01/25/17(A)	479	1
FNMA, Ser M7, Cl AB2
2.502%, 12/25/24	100	101
FREMF Mortgage Trust, Ser K44, Cl C
3.685%, 01/25/48 (A)(B)	130	107
FREMF Mortgage Trust, Ser K503, Cl C
3.009%, 10/25/47 (A)(B)	140	141
GNMA
5.500%, 02/20/37 to 01/15/39	366	409
5.000%, 12/20/38 to 07/20/40	1,844	2,028
4.500%, 07/20/38 to 07/20/41	1,668	1,811
2.500%, 02/20/27	1,552	1,603
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/38	319	332
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/38	179	16
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/31	24	5
GNMA CMO, Ser 2012-H18, Cl NA
0.950%, 08/20/62(A)	288	285
GNMA CMO, Ser 2013-H21, Cl FB
1.130%, 09/20/63(A)	672	670
GNMA TBA
3.000%, 04/15/43	900	932
GNMA TBA
3.500%, 04/01/41	100	106
GNMA, Ser 101, Cl VM
2.532%, 02/16/39(A)	181	187
GNMA, Ser 186, Cl IO, IO
0.867%, 08/16/54(A)	2,028	135
GNMA, Ser 2012-34, Cl SA, IO
5.618%, 03/20/42(A)	64	14
GNMA, Ser 2012-H30, Cl GA
0.780%, 12/20/62(A)	1,201	1,184
GNMA, Ser 2013-H08, Cl BF
0.830%, 03/20/63(A)	1,121	1,107
GNMA, Ser 2014-105, IO
1.100%, 06/16/54	1,815	131
GNMA, Ser 2015-167, Cl OI, IO
4.000%, 04/16/45	194	39
GNMA, Ser 2015-H20, Cl FA
0.663%, 08/20/65(A)	384	378

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
GNMA, Ser 7, Cl IO, IO
0.960%, 01/16/57(A)	$1,502	$113
GNMA, Ser 85, Cl IA, IO
0.754%, 03/16/47(A)	3,640	182
GNMA, Ser 95, Cl IO, IO
0.711%, 04/16/47(A)	2,313	120
NCUA Guaranteed Notes Trust, Ser 2010- C1, Cl APT
2.650%, 10/29/20	65	65
NCUA Guaranteed Notes Trust, Ser 2010- C1, Cl A2
2.900%, 10/29/20	82	82

		71,323

Non-Agency Mortgage-Backed Obligation — 8.4%
A10 Securitization, Ser 1, Cl A1
2.100%, 04/15/34(B)	206	206
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/27(B)	91	90
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/33(B)	196	193
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.073%, 07/25/34(A)	155	146
Bear Stearns Commercial Mortgage Securities Trust, Ser PW17, Cl A4
5.694%, 06/11/50(A)	643	668
Citigroup Commercial Mortgage Trust, Ser 2014-388G, Cl A
1.186%, 06/15/33 (A)(B)	280	274
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/47	100	107
Citigroup Commercial Mortgage Trust, Ser C6, Cl A4
5.714%, 12/10/49(A)	2,030	2,093
Citigroup Commercial Mortgage Trust, Ser GC33, Cl D
3.172%, 09/10/58	200	131
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.227%, 08/13/27 (A)(B)	116	113
COMM Mortgage Trust, Ser CR5, Cl AM
3.223%, 12/10/45(B)	590	610
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/45	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/31(B)	100	105
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.141%, 12/10/23(A)	770	36

2	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/46	$50	$54
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/46(A)	20	22
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.084%, 10/10/46(A)	10	10
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.274%, 02/13/32 (A)(B)	200	196
Commercial Mortgage Trust, Ser GG11, Cl A4
5.736%, 12/10/49	1,343	1,396
Commercial Mortgage Trust, Ser GG9, Cl A4
5.444%, 03/10/39	2,084	2,127
Core Industrial Trust, Ser TEXW, Cl D
3.849%, 02/10/34 (A)(B)	280	275
Credit Suisse Commercial Mortgage Trust, Ser C3, Cl A4
5.699%, 06/15/39(A)	483	494
Credit Suisse Commercial Mortgage Trust, Ser C5, Cl A4
5.695%, 09/15/40(A)	770	794
CSMC Trust, Ser 2014-TIKI, Cl A
1.377%, 09/15/38 (A)(B)	310	306
CSMC Trust, Ser 2014-TIKI, Cl B
1.777%, 09/15/38 (A)(B)	233	226
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/49 (A)(B)	856	855
FDIC Trust, Ser 2013-N1, Cl A
4.500%, 10/25/18(B)	4	4
GE Business Loan Trust, Ser 1A, Cl A
0.606%, 04/16/35 (A)(B)	451	414
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/45(A)	122	122
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/46(A)	80	88
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
1.103%, 01/25/35(A)	689	663
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
0.683%, 04/25/37(A)	146	135
JP Morgan Chase Commercial Mortgage Securities, Ser LC9, Cl A2
1.677%, 12/15/47	1,357	1,358

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
JP Morgan Chase Commercial Mortgage Securities, Ser LD11, Cl A4
5.782%, 06/15/49(A)	$557	$570
JP Morgan Trust, Ser 2015-5, Cl A9
2.896%, 05/25/45 (A)(B)	337	333
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.081%, 11/15/45(A)	50	51
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/45	210	231
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
4.887%, 01/15/47(A)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.561%, 09/15/47(A)	80	74
JPMBB Commercial Mortgage Securities Trust, Ser C29, Cl C
4.202%, 05/15/48(A)	380	340
JPMBB Commercial Mortgage Securities Trust, Ser C30, Cl A5
3.822%, 07/15/48	490	529
JPMBB Commercial Mortgage Securities Trust, Ser C31, Cl A3
3.801%, 08/15/48	730	782
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/46	10	11
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.527%, 08/15/27 (A)(B)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser FL7, Cl D
4.177%, 05/15/28 (A)(B)	200	190
JPMorgan Chase Commercial Mortgage Securities Trust, Ser LC9, Cl AS
3.353%, 12/15/47(B)	380	393
LB-UBS Commercial Mortgage Trust, Ser 2006-C6, Cl A4
5.372%, 09/15/39	100	100
LB-UBS Commercial Mortgage Trust, Ser C1, Cl A4
5.424%, 02/15/40	2,027	2,062
Lehman Brothers Small Balance Commercial, Ser 2A, Cl 1A
0.683%, 09/25/30 (A)(B)	166	154
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/19	50	50

New Covenant / Quarterly Report / March 31, 2016	3

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.081%, 07/15/46(A)	$120	$132
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl A4
2.918%, 02/15/46	40	41
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/46	21	22
Morgan Stanley Capital I, Ser 2006-T23, Cl A4
5.866%, 08/12/41(A)	80	80
Morgan Stanley Capital I, Ser 2014-CPT, Cl B
3.446%, 07/13/29 (A)(B)	400	407
Morgan Stanley Capital I, Ser 2014-CPT, Cl AM
3.402%, 07/13/29 (A)(B)	490	502
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/51(B)	49	48
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/49(B)	80	80
MSCG Trust 2015-ALDR, Ser ALDR, Cl A2
3.577%, 06/07/35 (A)(B)	410	428
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/47	101	101
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/47	119	120
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.556%, 03/25/34(A)	312	311
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/55 (A)(B)	627	625
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/30(B)	116	121
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/63	73	78
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.664%, 05/10/63 (A)(B)	461	28
Wachovia Bank Commercial Mortgage Trust, Ser C30, Cl AMFL
0.630%, 12/15/43 (A)(B)	250	237
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.461%, 08/15/50(A)	2,591	186

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.520%, 06/15/45 (A)(B)	$1,240	$86
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/45	160	163
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.416%, 05/15/45 (A)(B)	1,398	94
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.706%, 10/15/57(A)	1,216	47
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/57(A)	270	282
WFRBS Commercial Mortgage Trust, Ser C10, Cl XA, IO
1.740%, 12/15/45 (A)(B)	1,243	99
WFRBS Commercial Mortgage Trust, Ser C23, Cl C
3.850%, 10/15/57(A)	150	135

		24,787

Total Mortgage-Backed Securities (Cost $94,899) ($ Thousands)		96,110

CORPORATE OBLIGATIONS — 31.9%

Consumer Discretionary — 3.3%
21st Century Fox America
6.900%, 03/01/19	900	1,024
American Honda Finance MTN
2.250%, 08/15/19	50	51
1.550%, 12/11/17	34	34
Bed Bath & Beyond
3.749%, 08/01/24	37	37
CBS
3.700%, 08/15/24	94	97
Comcast Cable Communications Holdings
9.455%, 11/15/22	900	1,273
Daimler Finance North America
2.250%, 07/31/19(B)	200	203
Ford Motor Credit
8.125%, 01/15/20	340	404
5.875%, 08/02/21	230	263
3.000%, 06/12/17	200	203
1.684%, 09/08/17	200	199
General Motors Financial
4.200%, 03/01/21	1,365	1,410
3.700%, 11/24/20	80	81
3.200%, 07/13/20	68	68
Historic TW
6.625%, 05/15/29	50	61

4	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Home Depot
2.625%, 06/01/22	$32	$33
Hyundai Capital America MTN
2.500%, 03/18/19(B)	569	573
2.400%, 10/30/18(B)	1,324	1,333
Johnson Controls
3.625%, 07/02/24	23	24
Lowe’s
3.375%, 09/15/25	60	64
Macy’s Retail Holdings
3.450%, 01/15/21	30	31
2.875%, 02/15/23	33	31
McDonald’s
3.700%, 01/30/26	50	53
2.750%, 12/09/20	280	290
NBCUniversal Media
4.375%, 04/01/21	10	11
Newell Rubbermaid
4.200%, 04/01/26	70	73
3.850%, 04/01/23	100	104
3.150%, 04/01/21	30	31
Nissan Motor Acceptance
1.800%, 03/15/18(B)	102	102
TCI Communications
7.875%, 02/15/26	240	329
Time Warner
7.570%, 02/01/24	20	26
4.750%, 03/29/21	50	55
3.600%, 07/15/25	80	82
Time Warner Cable
5.000%, 02/01/20	350	380
Viacom
5.625%, 09/15/19	625	685
3.875%, 04/01/24	30	30

		9,748

Consumer Staples — 1.8%
Bunge Finance
8.500%, 06/15/19	60	70
3.500%, 11/24/20	10	10
ConAgra Foods
2.100%, 03/15/18	12	12
CVS Health
4.125%, 05/15/21	300	328
3.875%, 07/20/25	220	237
3.500%, 07/20/22	62	67
2.800%, 07/20/20	190	197
CVS Pass-Through Trust
7.507%, 01/10/32(B)	858	1,033
Kimberly-Clark
6.125%, 08/01/17	140	149

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Kraft Heinz Foods
5.375%, 02/10/20	$86	$96
4.875%, 02/15/25(B)	170	187
3.950%, 07/15/25(B)	208	221
3.500%, 06/06/22	130	137
2.800%, 07/02/20(B)	100	103
Kroger
8.000%, 09/15/29	40	55
4.000%, 02/01/24	260	281
Mead Johnson Nutrition
4.125%, 11/15/25	48	51
Mondelez International
4.000%, 02/01/24	300	322
PepsiCo
3.100%, 07/17/22	37	39
3.000%, 08/25/21	290	310
2.750%, 03/05/22	80	84
2.500%, 05/10/16	280	281
1.250%, 08/13/17	52	52
Sysco
3.750%, 10/01/25	17	18
Tyson Foods
4.875%, 08/15/34	150	161
3.950%, 08/15/24	147	157
Walgreens Boots Alliance
3.300%, 11/18/21	57	59
Wal-Mart Stores
4.250%, 04/15/21	210	236
WM Wrigley Jr
2.900%, 10/21/19(B)	360	370
2.400%, 10/21/18(B)	140	141

		5,464

Energy — 3.3%
Anadarko Petroleum
6.375%, 09/15/17	530	555
4.961%, 10/10/36	3,000	1,115
4.850%, 03/15/21	115	116
Apache
3.250%, 04/15/22	303	292
2.625%, 01/15/23	40	36
Baker Hughes
3.200%, 08/15/21	90	91
Buckeye Partners
4.875%, 02/01/21	50	51
4.150%, 07/01/23	89	80
Cameron International
4.000%, 12/15/23	10	10
Canadian Natural Resources
3.450%, 11/15/21	60	55
Chevron
3.191%, 06/24/23	33	34

New Covenant / Quarterly Report / March 31, 2016	5

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.355%, 12/05/22	$55	$55
CNOOC Finance 2015 Australia Pty
2.625%, 05/05/20	200	200
CNOOC Finance 2015 USA
3.500%, 05/05/25	330	325
ConocoPhillips
6.000%, 01/15/20	20	22
4.200%, 03/15/21	670	700
2.200%, 05/15/20	12	12
Continental Resources
5.000%, 09/15/22	10	9
Devon Energy
6.300%, 01/15/19	320	324
Ecopetrol
5.375%, 06/26/26	140	127
Energy Transfer Partners
4.750%, 01/15/26	27	25
4.050%, 03/15/25	16	14
3.600%, 02/01/23	45	39
EnLink Midstream Partners
4.150%, 06/01/25	90	70
Ensco
4.700%, 03/15/21	120	84
Enterprise Products Operating
3.900%, 02/15/24	42	42
3.750%, 02/15/25	47	47
EOG Resources
4.150%, 01/15/26	50	52
2.625%, 03/15/23	26	25
Exxon Mobil
3.043%, 03/01/26	867	887
Gulf South Pipeline
4.000%, 06/15/22	80	73
Halliburton
3.800%, 11/15/25	140	140
3.500%, 08/01/23	107	108
2.700%, 11/15/20	33	34
Hess
8.125%, 02/15/19	90	99
7.875%, 10/01/29	70	76
Magellan Midstream Partners
4.250%, 02/01/21	70	73
3.200%, 03/15/25	14	14
Marathon Oil
6.000%, 10/01/17	122	124
Nabors Industries
4.625%, 09/15/21	60	51
National Oilwell Varco
1.350%, 12/01/17	18	18
Noble Energy
5.625%, 05/01/21	21	21
4.150%, 12/15/21	320	320

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.900%, 11/15/24	$28	$26
Noble Holding International
5.000%, 03/16/18	6	6
Occidental Petroleum
3.500%, 06/15/25	23	24
3.400%, 04/15/26	80	81
3.125%, 02/15/22	100	103
2.700%, 02/15/23	47	46
ONEOK Partners
4.900%, 03/15/25	200	188
Plains All American Pipeline
4.650%, 10/15/25	100	93
3.600%, 11/01/24	55	47
2.600%, 12/15/19	21	20
Schlumberger Holdings
3.000%, 12/21/20(B)	970	983
Shell International Finance BV
3.250%, 05/11/25	190	192
2.250%, 11/10/20	360	365
2.125%, 05/11/20	56	56
Sinopec Group Overseas Development
4.375%, 04/10/24(B)	290	309
Spectra Energy Capital
5.650%, 03/01/20	133	137
Spectra Energy Partners
2.950%, 09/25/18	23	23
Suncor Energy
3.600%, 12/01/24	35	35
Sunoco Logistics Partners Operations
5.950%, 12/01/25	60	60
5.500%, 02/15/20	60	61
4.250%, 04/01/24	23	21
Texas Eastern Transmission
2.800%, 10/15/22(B)	92	87
Tosco
7.800%, 01/01/27	50	61
Total Capital Canada
2.750%, 07/15/23	56	56
TransCanada PipeLines
3.750%, 10/16/23	50	49
2.500%, 08/01/22	40	38

		9,812

Financials — 10.6%
AgriBank FCB
9.125%, 07/15/19	600	727
American Express
7.000%, 03/19/18	660	724
2.650%, 12/02/22	264	263
American Express Credit MTN
2.375%, 05/26/20	39	40
1.800%, 07/31/18	46	46

6	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
American Tower
3.500%, 01/31/23	$50	$50
American Tower Trust I
3.070%, 03/15/23(B)	80	80
1.551%, 03/15/18(B)	100	100
Bank of America MTN
7.625%, 06/01/19	75	87
6.875%, 04/25/18	390	428
5.625%, 07/01/20	30	34
5.420%, 03/15/17	200	207
5.000%, 05/13/21	80	89
5.000%, 01/21/44	370	408
4.450%, 03/03/26	678	698
4.250%, 10/22/26	38	39
4.200%, 08/26/24	210	214
4.125%, 01/22/24	370	392
4.100%, 07/24/23	280	295
4.000%, 04/01/24	440	462
4.000%, 01/22/25	80	80
3.875%, 08/01/25	140	145
3.300%, 01/11/23	60	60
2.600%, 01/15/19	170	173
1.950%, 05/12/18	458	459
Bank of New York Mellon MTN
4.600%, 01/15/20	836	914
Barclays Bank
10.179%, 06/12/21(B)	370	470
BB&T MTN
6.850%, 04/30/19	240	275
Bear Stearns
7.250%, 02/01/18	140	154
BlackRock
3.500%, 03/18/24	25	27
3.375%, 06/01/22	33	35
Blackstone Holdings Finance
4.750%, 02/15/23(B)	66	72
Chubb INA Holdings
3.350%, 05/03/26	40	42
3.150%, 03/15/25	74	76
2.300%, 11/03/20	660	671
Citigroup
8.125%, 07/15/39	12	18
5.500%, 09/13/25	150	164
5.300%, 05/06/44	40	42
4.650%, 07/30/45	50	52
4.450%, 09/29/27	150	151
4.400%, 06/10/25	160	163
4.300%, 11/20/26	40	40
4.050%, 07/30/22	40	42
3.500%, 05/15/23	100	100
2.700%, 03/30/21	455	458
2.150%, 07/30/18	110	111

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
1.800%, 02/05/18	$84	$84
1.700%, 04/27/18	228	227
CME Group
3.000%, 09/15/22	80	83
3.000%, 03/15/25	29	29
Cooperatieve Rabobank UA
4.375%, 08/04/25	250	258
3.875%, 02/08/22	50	53
Credit Suisse NY MTN
2.300%, 05/28/19	310	313
Crown Castle Towers
3.222%, 05/15/22(B)	31	31
ERAC USA Finance
4.500%, 08/16/21(B)	80	87
1.400%, 04/15/16(B)	22	22
ERP Operating LP
4.625%, 12/15/21	104	116
General Electric Capital MTN
6.000%, 08/07/19	598	690
4.650%, 10/17/21	180	205
4.375%, 09/16/20	10	11
2.100%, 12/11/19	40	41
Glencore Funding
2.875%, 04/16/20(B)	240	214
Goldman Sachs Group MTN
7.500%, 02/15/19	662	763
6.150%, 04/01/18	320	346
6.000%, 06/15/20	480	547
5.950%, 01/18/18	660	708
5.375%, 03/15/20	320	355
5.150%, 05/22/45	20	20
4.750%, 10/21/45	40	42
4.250%, 10/21/25	90	92
4.000%, 03/03/24	420	440
HCP
4.250%, 11/15/23	23	23
2.625%, 02/01/20	145	143
HSBC Finance
6.676%, 01/15/21	180	206
HSBC Holdings
4.250%, 08/18/25	230	227
3.400%, 03/08/21	360	368
IntercontinentalExchange Group
4.000%, 10/15/23	53	55
International Lease Finance
6.750%, 09/01/16(B)	110	112
Invesco Finance
4.000%, 01/30/24	29	31
3.750%, 01/15/26	25	26
Jackson National Life Global Funding MTN
0.868%, 07/29/16 (A)(B)	150	150

New Covenant / Quarterly Report / March 31, 2016	7

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Jefferies Group
6.875%, 04/15/21	$136	$153
John Deere Capital MTN
2.250%, 04/17/19	60	61
1.700%, 01/15/20	49	49
JPMorgan Chase
4.500%, 01/24/22	786	867
3.875%, 09/10/24	360	369
3.375%, 05/01/23	150	151
3.150%, 07/05/16	100	101
Liberty Mutual Group
4.250%, 06/15/23(B)	600	618
Liberty Mutual Insurance
8.500%, 05/15/25(B)	100	126
Lincoln National
8.750%, 07/01/19	35	42
Lloyds Bank
2.300%, 11/27/18	260	262
Marsh & McLennan
3.500%, 03/10/25	31	32
2.350%, 03/06/20	44	44
MassMutual Global Funding II
2.500%, 10/17/22(B)	106	106
MetLife
6.750%, 06/01/16	290	293
1.903%, 12/15/17	110	110
Metropolitan Life Global Funding I
1.500%, 01/10/18(B)	313	313
Morgan Stanley MTN
5.625%, 09/23/19	200	223
5.500%, 01/26/20	100	111
5.500%, 07/28/21	280	320
3.700%, 10/23/24	33	34
2.800%, 06/16/20	1,051	1,070
MUFG Americas Holdings
2.250%, 02/10/20	29	29
New York Life Global Funding
2.150%, 06/18/19(B)	40	41
PNC Bank
6.875%, 04/01/18	250	274
2.700%, 11/01/22	260	258
Principal Life Global Funding II
2.250%, 10/15/18(B)	127	129
Prudential Insurance of America
8.300%, 07/01/25(B)	150	194
Royal Bank of Scotland
4.650%, 06/04/18	190	195
Santander Holdings USA
3.450%, 08/27/18	180	183
Simon Property Group
4.375%, 03/01/21	80	88

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Skandinaviska Enskilda Banken
1.375%, 05/29/18(B)	$800	$798
State Street
3.700%, 11/20/23	100	108
3.100%, 05/15/23	36	36
SunTrust Banks
3.500%, 01/20/17	70	71
Synchrony Financial
3.000%, 08/15/19	120	122
TD Ameritrade Holding
2.950%, 04/01/22	26	26
Toyota Motor Credit MTN
1.375%, 01/10/18	374	376
UBS Group Funding Jersey
4.125%, 09/24/25(B)	250	250
4.125%, 04/15/26(B)	634	634
US Bancorp MTN
2.950%, 07/15/22	120	123
Ventas Realty
4.125%, 01/15/26	566	581
3.500%, 02/01/25	488	480
WEA Finance
2.700%, 09/17/19(B)	310	312
Wells Fargo MTN
5.625%, 12/11/17	585	627
4.900%, 11/17/45	30	32
4.600%, 04/01/21	480	533
4.300%, 07/22/27	309	328
3.450%, 02/13/23	120	123
1.500%, 01/16/18	90	90
Wells Fargo Bank
6.000%, 11/15/17	500	536
Welltower
4.500%, 01/15/24	902	936
Westpac Banking
2.600%, 11/23/20	60	61

		31,524

Health Care — 2.7%
AbbVie
3.600%, 05/14/25	10	10
2.500%, 05/14/20	700	713
1.750%, 11/06/17	140	141
Actavis Funding SCS
3.800%, 03/15/25	100	104
3.450%, 03/15/22	146	151
3.000%, 03/12/20	24	25
Agilent Technologies
5.000%, 07/15/20	320	355
Amgen
3.625%, 05/22/24	10	11
3.125%, 05/01/25	79	80

8	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Anthem
3.500%, 08/15/24	$69	$70
3.125%, 05/15/22	340	342
Baxalta
3.600%, 06/23/22(B)	20	20
Becton Dickinson
4.685%, 12/15/44	50	54
3.734%, 12/15/24	59	63
2.675%, 12/15/19	7	7
Biogen
3.625%, 09/15/22	73	77
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/25(B)	475	468
Cardinal Health
3.750%, 09/15/25	34	36
Celgene
3.875%, 08/15/25	200	210
3.625%, 05/15/24	65	67
3.550%, 08/15/22	60	63
Forest Laboratories
5.000%, 12/15/21(B)	86	96
Gilead Sciences
3.650%, 03/01/26	17	18
3.250%, 09/01/22	35	37
2.050%, 04/01/19	410	418
Humana
7.200%, 06/15/18	50	56
3.150%, 12/01/22	240	243
Laboratory Corp of America Holdings
3.200%, 02/01/22	32	32
Medtronic
3.500%, 03/15/25	120	128
3.125%, 03/15/22	190	201
2.500%, 03/15/20	700	724
Merck
2.750%, 02/10/25	70	72
2.350%, 02/10/22	26	26
Novartis Capital
3.400%, 05/06/24	40	43
2.400%, 09/21/22	50	51
Perrigo
2.300%, 11/08/18	220	220
Pfizer
3.000%, 06/15/23	70	74
Province of Quebec Canada MTN
6.350%, 01/30/26	1,010	1,276
Quest Diagnostics
4.750%, 01/30/20	40	44
Thermo Fisher Scientific
4.150%, 02/01/24	66	69
2.400%, 02/01/19	150	152
1.300%, 02/01/17	44	44

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
UnitedHealth Group
3.350%, 07/15/22	$20	$21
2.875%, 12/15/21	25	26
2.750%, 02/15/23	17	18
1.900%, 07/16/18	18	18
1.875%, 11/15/16	320	322
1.625%, 03/15/19	200	202
Wyeth
5.450%, 04/01/17	230	240
Zoetis
3.450%, 11/13/20	15	15
3.250%, 02/01/23	40	40
1.875%, 02/01/18	85	85

		8,078

Industrials — 2.4%
3M MTN
1.000%, 06/26/17	60	60
ADT
3.500%, 07/15/22	30	26
American Airlines Pass Through Trust
4.950%, 01/15/23	483	517
American Airlines Pass-Through Trust, Ser 2011-1
5.250%, 01/31/21	84	89
Aviation Capital Group
6.750%, 04/06/21(B)	120	135
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/21	424	448
Burlington Northern Santa Fe
4.550%, 09/01/44	10	11
Canadian Pacific Railway
4.500%, 01/15/22	50	55
2.900%, 02/01/25	48	46
Continental Airlines Pass-Through Trusts, Ser 1999-1
6.545%, 02/02/19	27	29
Continental Airlines Pass-Through Trusts, Ser 2012-2, Cl A
4.000%, 10/29/24	48	49
CSX Transportation
6.251%, 01/15/23	645	750
Deere
2.600%, 06/08/22	48	49
Delta Air Lines 2010-2 Class A Pass-Through Trust
4.950%, 05/23/19	451	475
Delta Air Lines Pass-Through Trust, Ser 2012-1, Cl A
4.750%, 05/07/20	220	233

New Covenant / Quarterly Report / March 31, 2016	9

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Eaton
2.750%, 11/02/22	$450	$450
1.500%, 11/02/17	53	53
FedEx
3.200%, 02/01/25	45	46
GE Capital International Funding
2.342%, 11/15/20(B)	1,205	1,234
General Electric
6.875%, 01/10/39	30	43
4.500%, 03/11/44	90	101
2.700%, 10/09/22	42	44
General Electric Capital MTN
5.300%, 02/11/21	160	186
3.100%, 01/09/23	150	159
2.200%, 01/09/20	65	67
Illinois Tool Works
1.950%, 03/01/19	19	19
Ingersoll-Rand Global Holding
2.875%, 01/15/19	31	32
John Deere Capital MTN
1.600%, 07/13/18	14	14
Norfolk Southern
3.850%, 01/15/24	58	62
Parker-Hannifin MTN
3.300%, 11/21/24	14	15
Penske Truck Leasing LP
4.875%, 07/11/22(B)	72	77
Pentair Finance
2.900%, 09/15/18	39	39
Precision Castparts
3.250%, 06/15/25	90	94
Republic Services
3.550%, 06/01/22	40	42
Roper Technologies
3.000%, 12/15/20	10	10
Ryder System MTN
3.500%, 06/01/17	70	71
2.875%, 09/01/20	23	23
Statoil
2.750%, 11/10/21	15	15
Tyco International Finance
3.900%, 02/14/26	19	20
United Airlines Pass Through Trust
4.000%, 04/11/26	914	944
United Parcel Service
2.450%, 10/01/22	23	24
United Technologies
3.100%, 06/01/22	42	44
Waste Management
3.500%, 05/15/24	130	136

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
3.125%, 03/01/25	$34	$35

		7,071

Information Technology — 1.3%
Apple
2.250%, 02/23/21	1,750	1,783
Arrow Electronics
7.500%, 01/15/27	70	84
3.000%, 03/01/18	21	21
Intel
3.700%, 07/29/25	66	72
International Business Machines
1.625%, 05/15/20	222	223
KLA-Tencor
4.125%, 11/01/21	280	292
MasterCard
3.375%, 04/01/24	190	203
Microsoft
3.625%, 12/15/23	58	64
2.375%, 02/12/22	45	46
2.375%, 05/01/23	45	46
0.875%, 11/15/17	15	15
Oracle
2.950%, 05/15/25	100	103
2.500%, 10/15/22	121	123
2.375%, 01/15/19	61	63
1.200%, 10/15/17	190	191
Texas Instruments
1.650%, 08/03/19	26	26
Visa
4.300%, 12/14/45	10	11
3.150%, 12/14/25	150	157
2.200%, 12/14/20	300	307
Xerox
2.750%, 09/01/20	45	42

		3,872

Materials — 0.6%
Barrick Gold
4.100%, 05/01/23	57	56
CF Industries
7.125%, 05/01/20	50	57
Dow Chemical
8.850%, 09/15/21	80	103
3.000%, 11/15/22	71	73
Ecolab
4.350%, 12/08/21	80	88
Freeport Minerals
7.125%, 11/01/27	100	77
Freeport-McMoRan
4.000%, 11/14/21	170	120
3.875%, 03/15/23	30	21

10	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Freeport-McMoRan Copper & Gold
2.150%, 03/01/17	$65	$62
Freeport-McMoran Oil & Gas
6.500%, 11/15/20	26	21
Mosaic
4.250%, 11/15/23	71	74
3.750%, 11/15/21	70	73
Nucor
4.000%, 08/01/23	27	28
OCP
4.500%, 10/22/25(B)	400	383
Potash Corp. of Saskatchewan
4.875%, 03/30/20	64	69
3.000%, 04/01/25	16	15
Praxair
2.650%, 02/05/25	16	16
Rio Tinto Finance USA
3.750%, 09/20/21	150	155
1.625%, 08/21/17	33	33
Southern Copper
3.500%, 11/08/22	130	125

		1,649

Telecommunication Services — 3.7%
AT&T
4.450%, 05/15/21	40	44
3.950%, 01/15/25	14	15
3.875%, 08/15/21	20	21
3.800%, 03/15/22	140	147
3.628%, 11/27/22(B)	1,000	792
3.400%, 05/15/25	310	311
2.450%, 06/30/20	700	709
1.400%, 12/01/17	100	100
Bharti Airtel
4.375%, 06/10/25(B)	200	203
British Telecommunications
2.350%, 02/14/19	270	275
CCO Safari II
4.908%, 07/23/25(B)	300	317
Cox Communications
3.850%, 02/01/25(B)	75	72
3.250%, 12/15/22(B)	615	593
Discovery Communications
3.300%, 05/15/22	96	95
Qwest
6.875%, 09/15/33	76	74
Rogers Communications
6.800%, 08/15/18	1,000	1,114
Thomson Reuters
1.300%, 02/23/17	61	61
U.S. Treasury Notes
1.500%, 02/28/23	2,470	2,463

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Verizon Communications
6.550%, 09/15/43	$20	$26
5.150%, 09/15/23	740	854
4.500%, 09/15/20	2,215	2,446
2.625%, 02/21/20	268	276
2.450%, 11/01/22	130	129

		11,137

Utilities — 2.2%
AGL Capital
5.250%, 08/15/19	100	109
3.500%, 09/15/21	70	71
American Electric Power
1.650%, 12/15/17	10	10
American Water Capital
3.850%, 03/01/24	60	65
Arizona Public Service
2.200%, 01/15/20	12	12
Atmos Energy
8.500%, 03/15/19	80	95
Baltimore Gas & Electric
2.800%, 08/15/22	38	39
Berkshire Hathaway Energy
3.750%, 11/15/23	117	125
1.100%, 05/15/17	120	120
CenterPoint Energy Houston Electric
2.250%, 08/01/22	70	69
CMS Energy
8.750%, 06/15/19	40	48
Consumers Energy
5.650%, 04/15/20	752	857
Detroit Edison
2.650%, 06/15/22	21	21
Dominion Gas Holdings
2.800%, 11/15/20	29	30
DTE Energy
3.850%, 12/01/23	21	22
3.300%, 06/15/22(B)	20	21
Duke Energy
3.750%, 04/15/24	900	941
3.550%, 09/15/21	170	178
Entergy Louisiana
6.500%, 09/01/18	100	111
Exelon Generation
2.950%, 01/15/20	30	30
FirstEnergy
4.250%, 03/15/23	290	302
2.750%, 03/15/18	340	343
Hydro-Quebec
8.400%, 01/15/22	80	106
Kansas City Power & Light
6.375%, 03/01/18	64	69

New Covenant / Quarterly Report / March 31, 2016	11

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Nevada Power
6.500%, 08/01/18	$92	$102
NextEra Energy Capital Holdings
3.625%, 06/15/23	90	93
Niagara Mohawk Power
3.508%, 10/01/24(B)	28	29
Nisource Finance
3.850%, 02/15/23	100	105
Northern States Power
7.125%, 07/01/25	1,190	1,593
Pacific Gas & Electric
3.500%, 06/15/25	25	26
3.400%, 08/15/24	70	73
2.450%, 08/15/22	26	26
Peco Energy
1.200%, 10/15/16	50	50
PPL Capital Funding
4.200%, 06/15/22	40	43
PSEG Power
4.150%, 09/15/21	110	115
2.450%, 11/15/18	44	44
Public Service of New Hampshire
3.500%, 11/01/23	12	13
Public Service of Oklahoma
5.150%, 12/01/19	150	164
Southern
2.150%, 09/01/19	44	44
Southern Power
4.150%, 12/01/25	28	29
Virginia Electric and Power
3.450%, 02/15/24	32	34
WEC Energy Group
3.550%, 06/15/25	35	36
Wisconsin Electric Power
1.700%, 06/15/18	100	100
Xcel Energy
0.750%, 05/09/16	35	35

		6,548

Total Corporate Obligations (Cost $93,208) ($ Thousands)		94,903

U.S. TREASURY OBLIGATIONS — 15.0%
U.S. Treasury Bonds
3.000%, 11/15/45	220	237
2.526%, 05/15/32	200	137
2.295%, 08/15/23	280	247
2.026%, 08/15/22	200	181
1.640%, 08/15/24	265	227
U.S. Treasury Inflation Indexed Bonds
1.000%, 02/15/46	910	949
0.625%, 01/15/26	100	105

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/25	$968	$1,152
1.375%, 02/15/44	447	501
0.750%, 02/15/45	644	623
0.625%, 01/15/24	701	730
0.375%, 07/15/23	906	933
0.375%, 07/15/25	1,139	1,164
0.125%, 07/15/24	349	350
U.S. Treasury Notes
3.375%, 05/15/44	950	1,101
2.875%, 03/31/18	1,000	1,042
2.625%, 11/15/20	540	574
2.375%, 08/15/24	290	305
2.250%, 11/15/24	130	136
2.125%, 08/31/20	1,365	1,421
2.125%, 01/31/21	210	219
2.125%, 05/15/25	4,036	4,161
2.000%, 07/31/20	90	93
2.000%, 11/30/22	5,330	5,492
2.000%, 08/15/25	500	510
1.875%, 06/30/20	820	845
1.875%, 05/31/22	2,480	2,541
1.625%, 03/31/19	20	21
1.625%, 06/30/19	120	123
1.625%, 12/31/19	180	184
1.625%, 06/30/20	20	20
1.625%, 11/30/20	4,935	5,034
1.625%, 02/15/26	1,520	1,498
1.500%, 08/31/18	160	163
1.500%, 01/31/19	380	387
1.500%, 02/28/19	350	356
1.500%, 05/31/19	60	61
1.500%, 11/30/19	240	244
1.250%, 12/15/18	4,798	4,852
1.125%, 02/28/21	4,950	4,930
0.875%, 04/15/17	60	60
0.875%, 10/15/17	80	80
0.875%, 11/15/17	30	30
0.750%, 03/15/17	310	310
U.S. Treasury STRIPS
3.308%, 08/15/31	100	70
2.470%, 11/15/24	350	298

Total U.S. Treasury Obligations (Cost $43,759) ($ Thousands)		44,697

ASSET-BACKED SECURITIES — 11.2%

Automotive — 1.5%
ARI Fleet Lease Trust, Ser 2012-B, Cl A
0.731%, 01/15/21 (A)(B)	56	56
Avis Budget Rental Car Funding AESOP, Ser 2012-3A, Cl A
2.100%, 03/20/19(B)	400	400

12	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/21	$2,800	$2,794
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/22	1,307	1,304

		4,554

Home — 0.6%
Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
1.196%, 09/25/33(A)	123	113
Argent Securities, Ser 2004-W5, Cl AV2
1.476%, 04/25/34(A)	321	287
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	183	191
Centex Home Equity, Ser 2005-C, Cl AF5
5.048%, 06/25/35	72	72
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/34	300	311
Lake Country Mortgage Loan Trust, Ser 2006-HE1, Cl M5
2.436%, 07/25/34 (A)(B)	390	397
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
0.733%, 05/25/37 (A)(B)	367	298
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.156%, 10/25/33 (A)(B)	119	108

		1,777

Industrials — 1.1%
Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/20	3,339	3,334

Other Asset-Backed Securities — 8.0%
Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.233%, 12/27/22 (A)(B)	44	43
Academic Loan Funding Trust, Ser 2013-1A, Cl A
1.236%, 12/26/44 (A)(B)	109	105
Axis Equipment Finance Receivables III, Ser 2015-1A, Cl A2
1.900%, 03/20/20(B)	94	93
B2R Mortgage Trust, Ser 2015-1, Cl A1
2.524%, 05/15/48(B)	228	221
B2R Mortgage Trust, Ser 2015-2, Cl A
3.336%, 11/15/48	350	357

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Brazos Higher Education Authority, Ser 2005-2, Cl A10
0.750%, 12/26/19(A)	$266	$264
CNH Equipment Trust, Ser 2012-D, Cl A4
0.870%, 11/15/19	804	803
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/21(B)	279	279
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
1.683%, 10/25/47(A)	275	238
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.288%, 04/25/47	366	353
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.576%, 07/15/36(A)	758	662
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.336%, 10/27/31 (A)(B)	655	650
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/40(B)	751	745
Educational Funding of the South, Ser 2011-1, Cl A2
1.269%, 04/25/35(A)	443	429
John Deere Owner Trust, Ser 2015-A, Cl A4
1.650%, 12/15/21	3,214	3,231
Key Resorts, Ser 2014-A, Cl A
3.220%, 03/17/31(B)	78	77
SLM Student Loan Trust, Ser 2002-A, Cl A2
1.184%, 12/16/30(A)	503	482
SLM Student Loan Trust, Ser 2003-4, Cl B
1.284%, 06/15/38(A)	458	379
SLM Student Loan Trust, Ser 2005-5, Cl B
0.869%, 10/25/40(A)	573	448
SLM Student Loan Trust, Ser 2005-6, Cl B
0.909%, 01/25/44(A)	1,016	796
SLM Student Loan Trust, Ser 2005-7, Cl A4
0.769%, 10/25/29(A)	662	623
SLM Student Loan Trust, Ser 2013-A, Cl A1
1.036%, 08/15/22 (A)(B)	109	109
Small Business Administration, Ser 2013-20J, Cl 1
3.370%, 10/01/33	141	149
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/35	1,306	1,337
Small Business Administration, Ser 2015-20D, Cl 1
2.510%, 04/01/35	147	150

New Covenant / Quarterly Report / March 31, 2016	13

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
0.931%, 09/15/21 (A)(B)	$751	$748
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.131%, 02/15/23 (A)(B)	362	360
Trade Maps, Ser 2013-1A, Cl A
1.142%, 12/10/18 (A)(B)	760	755
United States Small Business Administration
3.380%, 11/01/33	1,212	1,286
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/30	585	622
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/31	636	705
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/31	353	367
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/34	1,365	1,418
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/35	780	795
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/35	797	816
United States Small Business Administration, Ser 2016-20A, Cl 1
2.780%, 01/01/36	170	176
United States Small Business Administration, Ser 2016-20B, Cl 1
2.270%, 02/01/36	2,600	2,595

		23,666

Total Asset-Backed Securities (Cost $33,537) ($ Thousands)		33,331

FOREIGN BONDS — 2.9%
African Development Bank
8.800%, 09/01/19	80	98
Agrium
3.375%, 03/15/25	54	52
America Movil
3.125%, 07/16/22	200	205
BHP Billiton Finance USA
6.500%, 04/01/19	210	236
3.250%, 11/21/21	140	144
2.050%, 09/30/18	49	50
BNP Paribas MTN
2.700%, 08/20/18	300	307

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
2.375%, 09/14/17	$320	$324
BP Capital Markets
3.506%, 03/17/25	20	20
3.245%, 05/06/22	50	51
3.062%, 03/17/22	30	31
2.241%, 09/26/18	80	81
1.375%, 11/06/17	58	58
Celulosa Arauco y Constitucion
4.750%, 01/11/22	270	286
Cooperatieve Rabobank UA
3.375%, 01/19/17	310	316
Ecopetrol
4.250%, 09/18/18	140	142
Electricite de France
2.150%, 01/22/19(B)	44	44
FMS Wertmanagement AoeR
1.000%, 11/21/17	200	200
Glencore Finance Canada
5.800%, 11/15/16(B)	40	40
2.700%, 10/25/17(B)	210	206
Hutchison Whampoa International 12 II
3.250%, 11/08/22(B)	200	207
Intesa Sanpaolo MTN
5.017%, 06/26/24(B)	200	187
Koninklijke Philips
3.750%, 03/15/22	80	84
Landwirtschaftliche Rentenbank
1.375%, 10/23/19	110	110
National Australia Bank
1.250%, 03/08/18(B)	1,150	1,150
Nippon Telegraph & Telephone
1.400%, 07/18/17	35	35
Petrobras Global Finance BV
6.850%, 06/05/15	150	105
5.375%, 01/27/21	1,030	851
3.522%, 03/17/20(A)	110	85
Petroleos Mexicanos
6.875%, 08/04/26(B)	80	86
4.875%, 01/18/24	294	288
4.875%, 01/24/22	430	427
4.500%, 01/23/26	51	47
4.250%, 01/15/25	16	15
3.500%, 01/30/23	260	236
3.500%, 07/23/20	66	65
3.125%, 01/23/19	12	12
Shell International Finance
4.375%, 03/25/20	130	142
3.400%, 08/12/23	70	72
1.125%, 08/21/17	47	47
Siemens Financieringsmaatschappij
2.150%, 05/27/20(B)	1,000	1,015

14	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Continued)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
Statoil
2.650%, 01/15/24	$64	$62
1.200%, 01/17/18	56	56
1.150%, 05/15/18	60	60
Telefonica Emisiones SAU
5.134%, 04/27/20	162	179
Total Capital International
3.700%, 01/15/24	42	45
1.550%, 06/28/17	33	33
Vale Overseas
4.375%, 01/11/22	155	132

Total Foreign Bonds (Cost $9,014) ($ Thousands)		8,724

SOVEREIGN DEBT — 2.0%
Colombia Government International Bond
5.625%, 02/26/44	280	279
Indonesia Government International Bond MTN
3.750%, 04/25/22	370	373
Israel Government AID Bond
3.047%, 02/15/25	150	121
3.008%, 08/15/24	160	132
3.003%, 11/15/24	150	122
Mexico Government International Bond MTN
4.000%, 10/02/23	116	121
3.600%, 01/30/25	380	388
3.500%, 01/21/21	773	800
Peruvian Government International Bond
6.550%, 03/14/37	60	74
5.625%, 11/18/50	270	304
Poland Government International Bond
5.125%, 04/21/21	440	492
4.000%, 01/22/24	510	544
Province of Ontario Canada
4.400%, 04/14/20	840	931
1.100%, 10/25/17	500	501
Province of Quebec Canada
2.625%, 02/13/23	500	514
Russian Foreign Bond
7.500%, 03/31/30(C)	265	324

Total Sovereign Debt (Cost $5,842) ($ Thousands)		6,020

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.6%
FHLMC
2.375%, 01/13/22	1,090	1,143
1.250%, 10/02/19	70	70
FNMA
2.136%, 10/09/19	1,190	1,131

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)
FNMA, Ser 2015-55, Cl IO, IO
1.569%, 08/25/55(A)	$90	$6
FNMA, Ser 2015-56, Cl AS, IO
5.717%, 08/25/45(A)	96	25
GNMA, Ser 2013-H01, Cl TA
0.930%, 01/20/63(A)	385	385
GNMA, Ser 44, Cl A
2.170%, 04/16/41	128	129
Resolution Funding Corp. STRIPS
1.403%, 10/15/19	760	725
Tennessee Valley Authority
3.875%, 02/15/21	790	878
1.750%, 10/15/18	98	100

Total U.S. Government Agency Obligations (Cost $4,497) ($ Thousands)		4,592

MUNICIPAL BONDS — 0.7%

Florida — 0.3%
Florida State Board of Administration Finance, Ser A
2.638%, 07/01/21	795	812

Wisconsin — 0.4%
Wisconsin State, Ser A, AGM
5.700%, 05/01/26	970	1,149

Total Municipal Bonds (Cost $1,940) ($ Thousands)		1,961

	Shares

CASH EQUIVALENT — 4.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.300% **†	11,918,917	11,919

Total Cash Equivalent (Cost $11,919) ($ Thousands)		11,919

New Covenant / Quarterly Report / March 31, 2016	15

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Income Fund (Concluded)

March 31, 2016

Description	Face Amount ($ Thousands)	Market Value ($ Thousands)

REPURCHASE AGREEMENT(D) — 1.1%
Goldman Sachs 0.290%, dated 03/31/16, to be repurchased on 04/01/16, repurchase price $3,200,026 (collateralized by a U.S. Government Obligation, 1.985%, 09/29/2021, par value $3,200,000; with total market value $3,274,000)	$3,200	$3,200

Total Repurchase Agreement (Cost $3,200) ($ Thousands)		3,200

Total Investments — 102.8% (Cost $301,815) ($ Thousands)@		$305,457

The open futures contracts held by the Fund at March 31, 2016, are as follows

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
90-Day Euro$	(284)	Dec-2016	$(73)
90-Day Euro$	(173)	Jun-2016	(26)
90-Day Euro$	16	Mar-2017	17
Ultra 10-Year U.S. Treasury Bond	15	Jun-2016	(8)
U.S. 10-Year Treasury Note	(169)	Jun-2016	13
U.S. 2-Year Treasury Note	40	Jul-2016	2
U.S. 5-Year Treasury Note	246	Jun-2016	145
U.S. Long Treasury Bond	(9)	Jun-2016	(15)
U.S. Ultra Long Treasury Bond	10	Jun-2016	(15)

			$40

For the period ended March 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $297,128 ($ Thousands).

**	Rate shown is the 7-day effective yield as of March 31, 2016.
†	Investment in Affiliated Security.
@	At March 31, 2016, the tax basis cost of the Fund’s investments was $301,815 ($ Thousands), and the unrealized appreciation and depreciation were $5,398 ($ Thousands) and ($1,756) ($ Thousands), respectively.
(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of March 31, 2016.
(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(C)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on March 31, 2016. The coupon on a step bond changes on a specified date.
(D)	Tri-Party Repurchase Agreement.

AESOP — Auto Employee Stock Ownership Plan

AGM — Assured Guaranty Municipal

Cl — Class

CMO — Collateralized Mortgage Obligation

FDIC — Federal Deposit Insurance Corporation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

LP — Limited Partnership

MTN — Medium Term Note

NCUA — National Credit Union Association

Re-REMIC — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the inputs used as of March 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Mortgage-Backed Securities	$—	$96,110	$—	$96,110
Corporate Obligations	—	94,903	—	94,903
U.S. Treasury Obligations	—	44,697	—	44,697
Asset-Backed Securities	—	33,331	—	33,331
Foreign Bonds	—	8,724	—	8,724
Sovereign Debt	—	6,020	—	6,020
U.S. Government Agency Obligations	—	4,592	—	4,592
Municipal Bonds	—	1,961	—	1,961
Cash Equivalent	11,919	—	—	11,919
Repurchase Agreement	—	3,200	—	3,200

Total Investments in Securities	$11,919	$293,538	$—	$305,457

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$177	$—	$—	$177
Unrealized Depreciation	(137)	—	—	(137)

Total Other Financial Instruments	$40	$—	$—	$40

*	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

16	New Covenant / Quarterly Report / March 31, 2016

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Growth Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 98.5%
New Covenant Growth Fund†	4,999,483	$169,932
New Covenant Income Fund†	4,724,973	110,139

Total Investment Companies (Cost $248,360) ($ Thousands)		280,071

CASH EQUIVALENT — 1.5%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.300% **†	4,151,768	4,152

Total Cash Equivalent (Cost $4,152) ($ Thousands)		4,152

Total Investments — 100.0% (Cost $252,512) ($ Thousands)@		$284,223

Percentages are based on a Net Assets of $284,346 ($ Thousands).

†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of March 31, 2016.
@	At March 31, 2016, the tax basis cost of the Fund’s investments was $252,512 ($ Thousands), and the unrealized appreciation and depreciation were $31,711 ($ Thousands) and ($0) ($ Thousands), respectively.

Cl — Class

As of March 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant / Quarterly Report / March 31, 2016	1

SCHEDULE OF INVESTMENTS (Unaudited)

New Covenant Balanced Income Fund

March 31, 2016

Description	Shares	Market Value ($ Thousands)

INVESTMENT COMPANIES — 99.3%
New Covenant Growth Fund†	807,742	$27,455
New Covenant Income Fund†	2,147,765	50,064

Total Investment Companies (Cost $69,584) ($ Thousands)		77,519

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.300% **†	457,930	458

Total Cash Equivalent (Cost $458) ($ Thousands)		458

Total Investments — 99.9% (Cost $70,042) ($ Thousands)@		$77,977

Percentages are based on a Net Assets of $78,085 ($ Thousands).

†	Investment in Affiliated Security.
**	Rate shown is the 7-day effective yield as of March 31, 2016.
@	At March 31, 2016, the tax basis cost of the Fund’s investments was $70,042 ($ Thousands), and the unrealized appreciation and depreciation were $8,079 ($ Thousands) and ($144) ($ Thousands), respectively.

Cl — Class

As of March 31, 2016, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended March 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended March 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

New Covenant / Quarterly Report / March 31, 2016	1

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Exchange Act and the 1940 Act, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 27, 2016

Pursuant to the requirements of the Exchange Act and the 1940 Act , this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: May 27, 2016

By	/s/ Arthur Ramanjulu
Arthur Ramanjulu
Controller & CFO

Date: May 27, 2016